Loss per share: (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss per share:
Basic weighted average number of common shares outstanding	115,358,769	79,315,892
Basic loss per share	$ (0.66)	$ (0.90)
Diluted loss per share	$ (0.66)	$ (0.90)